PROPERTY, PLANT AND EQUIPMENT - Schedule of Infrastructure Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 45,346
Ending balance	53,005	$ 45,346
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	37,127
Ending balance	44,148	37,127
Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15,439
Ending balance	17,119	15,439
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(7,220)
Ending balance	(8,262)	(7,220)
Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,545
Ending balance	10,903	9,545
Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,045	6,725
Additions, net of disposals and assets reclassified as held for sale	627	539
Acquisitions through business combinations	100	1,067
Foreign currency translation	481	(286)
Ending balance	9,253	8,045
Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,690	2,513
Fair value changes	430	388
Foreign currency translation	152	(211)
Ending balance	3,272	2,690
Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,190)	(900)
Depreciation expenses	(387)	(372)
Dispositions and assets reclassified as held for sale	45	3
Foreign currency translation	(90)	79
Ending balance	(1,622)	(1,190)
Utilities | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,554
Ending balance	4,220	3,554
Utilities | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,894	2,945
Additions, net of disposals and assets reclassified as held for sale	350	367
Acquisitions through business combinations	0	0
Foreign currency translation	229	(418)
Ending balance	3,473	2,894
Utilities | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,044	946
Fair value changes	136	184
Foreign currency translation	76	(86)
Ending balance	1,256	1,044
Utilities | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(384)	(291)
Depreciation expenses	(113)	(128)
Dispositions and assets reclassified as held for sale	16	1
Foreign currency translation	(28)	34
Ending balance	(509)	(384)
Transport | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,626
Ending balance	2,841	2,626
Transport | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,361	1,953
Additions, net of disposals and assets reclassified as held for sale	103	78
Acquisitions through business combinations	0	242
Foreign currency translation	191	88
Ending balance	2,655	2,361
Transport | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	782	973
Fair value changes	24	25
Foreign currency translation	67	(216)
Ending balance	873	782
Transport | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(517)	(418)
Depreciation expenses	(147)	(126)
Dispositions and assets reclassified as held for sale	22	1
Foreign currency translation	(45)	26
Ending balance	(687)	(517)
Energy | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,475
Ending balance	2,876	2,475
Energy | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,382	1,487
Additions, net of disposals and assets reclassified as held for sale	81	89
Acquisitions through business combinations	100	825
Foreign currency translation	67	(19)
Ending balance	2,630	2,382
Energy | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	351	209
Fair value changes	257	123
Foreign currency translation	21	19
Ending balance	629	351
Energy | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(258)	(172)
Depreciation expenses	(117)	(99)
Dispositions and assets reclassified as held for sale	4	0
Foreign currency translation	(12)	13
Ending balance	(383)	(258)
Sustainable Resources | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	890
Ending balance	966	890
Sustainable Resources | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	408	340
Additions, net of disposals and assets reclassified as held for sale	93	5
Acquisitions through business combinations	0	0
Foreign currency translation	(6)	63
Ending balance	495	408
Sustainable Resources | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	513	385
Fair value changes	13	56
Foreign currency translation	(12)	72
Ending balance	514	513
Sustainable Resources | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(31)	(19)
Depreciation expenses	(10)	(19)
Dispositions and assets reclassified as held for sale	3	1
Foreign currency translation	(5)	6
Ending balance	$ (43)	$ (31)